THE INSTITUTIONAL FUND
[PHOTO]

                               1999 Annual Report



December 31, 1999
Investment Adviser: R. Meeder & Associates

THE INSTITUTIONAL FUND 1999 Annual Report


[PHOTO] Philip A. Voelker, Portfolio Manager

     The Institutional Fund finished 1999 with an annual total return of 5.13%, outperforming the average 4.96% annual total return for first-tier institutional money funds, according to IBC.

     1999 was a year of rising short-term interest rates, but like everything in the financial world it was not simple and obvious as it developed. 90-day commercial paper rates started the year at 4.75% and ended the year at 6.00%. Most of the increase came during the summer and early fall as the Federal Reserve increased rates, and corporate America pre-funded a large part of their borrowing needs months before the normal year-end rush.

     During this period, we shortened the average maturity of the portfolio to 27 days, in anticipation of higher rates. As higher rates became available in late summer and early fall, due to the early rush by companies to borrow, we invested in longer-maturing paper to "tack down" those higher rates. During this period, our average maturity once again reached over 80 days.

     In the last several months, we let our average maturity settle to the 60-day range as we waited for the year-end to pass. Interest rates normally tick up at the end of the year, but this year they were abnormally depressed because many investors had extra cash on hand as a precaution against potential Y2K calamities. Short-term interest rates on overnight investments had reached as low as 3.25% on December 30.

     We continue to structure the portfolio with high quality, first-tier corporate securities, and strive to provide competitive yields for investors.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. All performance figures represent period total returns and average annual total returns for the periods ended 12/31/99. Investment performance represents total return and assumes reinvestment of all dividend and capital gain distributions. The investment value and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Investment Adviser reimbursed expenses in order to reduce the operating expenses of The Institutional Fund during each period shown above. An investment in The Institutional Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. * Yield quotations more closely reflect the current earnings of The Money Market Fund than do total return quotations. To obtain a prospectus containing more complete information about The Institutional Fund, including other fees and expenses that apply to a continued investment in the Fund, you may call (800)325-3539 or write P.O. Box 7177, Dublin OH 43017. Please read the prospectus carefully before investing.


1999 PERFORMANCE
Annual Total Returns as of 12/31/99

One Year                     5.13%
Three Years                  5.38%
Five Years                   5.52%
Life of Fund1                5.46%

1 Inception Date 6/15/94


Current & Effective Yields
as of 12/31/99

7-day Simple Yield....................................5.73%
7-day Compound Yield..................................5.88%


[GRAPH] The following information was presented as a pie chart:

PORTFOLIO HOLDINGS as of DECEMBER 31, 1999

1) Commercial Paper           56.30%
2) Variable Rate Notes        15.61%
3) Repurchase Agreements      15.28%
4) Corporate Notes             9.26%
5) U.S. Govt. Agency Notes     3.19%

                              MONEY MARKET PORTFOLIO
                 Portfolio of Investments as of December 31, 1999

                                                           COUPON/YIELD MATURITY  FACE AMOUNT      AMORTIZED COST
                                                           ---------------------  -----------      --------------
 COMMERCIAL PAPER - 56.3%

        Allied Signal, Inc.                                    5.69%    02/02/00  $50,000,000       $  49,747,111
        Archer Daniels Midland                                 5.62%    03/15/00   50,000,000          49,422,389
        Bank of America                                        4.25%    01/03/00   20,000,000          19,995,278
        CSW Credit, Inc.                                       5.70%    02/29/00   50,000,000          49,532,917
        DPL, Inc.***                                           5.95%    04/12/00   50,000,000          49,157,083
        Duff & Phelps Utility & Corp.***                       5.97%    05/04/00   11,750,000          11,508,381
        Duff & Phelps Utility & Corp.***                       5.80%    05/17/00    5,000,000           4,889,639
        Eastman Kodak Co.                                      5.75%    01/26/00   50,000,000          49,800,347
        Edison Asset Securities LLC***                         6.02%    02/16/00   30,000,000          29,769,233
        Equilon Enterprises LLC                                5.72%    02/23/00   10,000,000           9,915,789
        Equilon Enterprises LLC                                5.75%    02/16/00   20,000,000          19,853,055
        Ford Motor Credit Co.                                  5.65%    01/12/00   50,000,000          49,913,680
        FPL Group Capital, Inc.***                             5.70%    01/26/00   15,000,000          14,940,625
        General Dynamics Corp.***                              5.92%    03/31/00   25,000,000          24,630,000
        General Electric Capital Corp.                         5.71%    06/14/00   30,000,000          29,214,875
        General Motors Acceptance Corp.                        5.71%    04/28/00   31,575,000          30,984,039
        Johnson & Johnson                                      5.79%    07/05/00   25,000,000          24,252,125
        J.P. Morgan & Co., Inc.***                             5.86%    04/14/00   29,841,000          29,335,825
        Liberty Mutual Capital***                              5.80%    04/19/00   38,586,000          37,908,387
        Mobil ESOP Trust***                                    5.65%    02/29/00   25,000,000          24,768,507
        Southern California Edison Co.                         5.73%    02/11/00   10,000,000           9,934,742

        TOTAL COMMERCIAL PAPER
        (Cost$619,474,027 )                                                                           619,474,027

CORPORATE OBLIGATIONS - 25.2%

        Albertson's, Inc.***                                   6.37%    06/01/00    1,500,000           1,502,370
        American General Corp.***                              6.36%    06/30/00    2,000,000           2,003,987
        American General Corp.                                 6.37%    06/15/00      275,000             275,392
        Aquarium Holdings KY***                                6.50%*   01/06/00   15,108,000          15,108,000
        Associates Corp., N.A.                                 7.44%    03/28/00    2,000,000           2,006,791
        Associates Corp., N.A.***                              6.82%    05/22/00    1,500,000           1,504,306
        Austin Printing Co., Inc.***                           6.80%*   01/06/00    2,515,000           2,515,000
        Bank One Corp.***                                      5.88%    06/21/00   40,000,000          40,000,000
        Bath Technologies, Inc.***                             6.80%*   01/06/00    4,450,000           4,450,000
        Bath Technologies, Inc.***                             6.83%*   01/06/00    1,480,000           1,480,000
        Care Life Project***                                   6.80%    01/06/00    3,600,000           3,600,000
        Citigroup, Inc.***                                     6.73%    05/15/00    3,400,000           3,409,584
        Citigroup, Inc.***                                     6.62%    06/01/00      500,000             500,648
        Citigroup, Inc.***                                     6.98%    05/15/00      250,000             250,885
        Clark Grave Vault Co.***                               6.50%*   01/06/00    2,400,000           2,400,000
        Coughlin Family Properties, Inc.***                    6.50%*   01/06/00    3,660,000           3,660,000
        Damascus-Bishop Tire***                                6.80%*   01/06/00    3,500,000           3,500,000
        Danis Construction Co.***                              6.50%    01/06/00    5,000,000           5,000,000
        Doren, Inc.***                                         6.80%*   01/06/00      300,000             300,000
        E.I. du Pont de Nemours & Co.                          9.07%    04/15/00    1,000,000           1,008,335
        D.E.D.E. Realty***                                     6.50%*   01/06/00    3,670,000           3,670,000
        Espanola/Nambe***                                      6.80%*   01/06/00    1,905,000           1,905,000
        General Motors Acceptance Corp.                        9.51%    05/15/00   10,000,000          10,123,135
        General Motors Acceptance Corp.***                     6.88%    06/06/00      300,000             300,853
        General Motors Acceptance Corp.                        9.30%    04/01/00      370,000             372,814
        General Motors Acceptance Corp.***                     6.63%    05/24/00    2,000,000           2,005,308
        Goldman Sachs Group LP***                              5.29%    02/25/00    1,875,000           1,873,085
        Gordon Flesch Co. Project***                           6.80%*   01/06/00    1,000,000           1,000,000
        GTE Corp.                                              6.15%*   03/10/00   40,000,000          39,970,565
        Hancor, Inc.***                                        6.80%*   01/06/00      500,000             500,000
        IBM Corp.***                                           6.05%    08/07/00    3,000,000           2,996,121
        IBM Corp.***                                           8.94%    03/27/00      250,000             251,655
        IBM Corp.                                              6.37%    06/15/00    1,000,000           1,001,094
        Isaac Tire, Inc.***                                    6.50%*   01/06/00      980,000             980,000
        Jackson Tube Service, Inc.***                          6.50%    01/06/00    4,800,000           4,800,000
        J.W. Harris Co., Inc.***                               6.50%*   01/06/00    2,100,000           2,100,000
        Luken-Woodlawn LLC***                                  6.50%    01/06/00    3,700,000           3,700,000
        Merrill Lynch & Co.***                                 6.34%    07/24/00      250,000             250,379
        MetLife Insurance Co.***                               6.28%    03/21/00   20,000,000          20,000,000
        Miami Valley Steel***                                  6.80%*   01/06/00    2,050,000           2,050,000
        Morgan Stanley Dean Witter & Co.***                    5.88%    04/24/00    5,000,000           4,995,924
        Morgan Stanley Dean Witter & Co.***                    6.10%    02/11/00    9,000,000           8,999,158
        Mubea Inc.***                                          6.80%    01/06/00    3,125,000           3,125,000
        Mubea Inc.***                                          6.80%*   01/06/00    8,800,000           8,800,000
        Nations Bank Corp.                                     5.39%    04/15/00    4,000,000           3,992,447
        Norwest Financial, Inc.***                             7.11%    04/01/00      500,000             501,148
        Osco Industries, Inc.***                               6.80%*   01/06/00    2,400,000           2,400,000





                                                           COUPON/YIELD MATURITY  FACE AMOUNT      AMORTIZED COST
                                                           ---------------------  -----------      --------------

        O.K.I. Supply Co.***                                   6.50%*   01/06/00    2,090,000           2,090,000
        Presrite Corp.***                                      6.80%*   01/06/00    1,530,000           1,530,000
        Pro Tire, Inc.***                                      6.50%*   01/06/00    1,175,000           1,175,000
        RSD Technology***                                      6.80%*   01/06/00    5,590,000           5,590,000
        R.I. Lampus Co.***                                     6.80%*   01/06/00    1,945,000           1,945,000
        SBC Communications, Inc.                               4.65%    05/01/00    7,730,000           7,692,448
        Seariver Maritime, Inc.                                5.80%*   02/01/00    6,000,000           6,000,000
        SGS Tool Company***                                    6.80%*   01/06/00    1,560,000           1,560,000
        Firstar Corp.***                                       6.74%*   05/01/00    4,000,000           4,007,790
        Surgery Financing Co.***                               6.80%*   01/06/00    3,360,000           3,360,000
        Surgery Financing Co.***                               6.80%*   01/06/00    3,000,000           3,000,000
        TCI Communications, Inc.                               7.37%    02/15/00    2,000,000           2,001,962
        Wachovia Bank, N.A.***                                 4.90%    01/10/00    2,000,000           1,999,660
        White Castle Project***                                6.80%*   01/06/00    8,500,000           8,500,000

        TOTAL CORPORATE OBLIGATIONS
        (Cost $277,590,844 )                                                                          277,590,844

U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.2%

        Federal Home Loan Bank                                 5.06%    06/09/00   25,000,000          25,000,000
        Student Loan Martketing Assoc.                         6.20%    03/09/00   10,000,000           9,999,801

        TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
        (Cost $34,999,801 )                                                                            34,999,801

U.S. TREASURY OBLIGATIONS - 0.0%

    **  U.S. Treasury Bill                                     4.30%    01/06/00       63,100              63,063

        TOTAL U.S. TREASURY OBLIGATIONS
        (Cost   $63,063 )                                                                                  63,063

REPURCHASE AGREEMENTS - 15.3%

        Banc of America Securities LLC, 4.60%,
          01/03/00, (Collateralized by $59,916,222
          various commercial papers, 5.50%,
          03/14/00 - 03/24/00, market
          value - $59,226,866)                                 4.60%    01/03/00   58,065,000          58,065,000

        Salomon Smith Barney, Inc., 4.56%,
          01/03/00, (Collateralized by $113,099,000
          various commercial papers, 5.50% - 6.52%,
          02/03/00 - 03/30/00, market value - $112,200,339)    4.56%    01/03/00  110,000,000         110,000,000

        TOTAL REPURCHASE AGREEMENTS
        (Cost $168,065,000 )                                                                          168,065,000

TOTAL INVESTMENTS - 100.0%
(Cost$1,100,192,735) (a)                                                                           $1,100,192,735

        TRUSTEE DEFERRED COMPENSATION*****                                             SHARES             VALUE
                  Flex-funds Highlands Growth Fund                                       616              13,345
                  Flex-funds Muirfield Fund                                            1,141               7,252
                  Flex-funds Total Return Utilities Fund                                 287               5,818
                  Flex-Partners International Equity Fund                                479               6,917

             TOTAL TRUSTEE DEFERRED COMPENSATION
             (Cost  $33,332 )                                                                            $33,332


     (a) Cost for federal income tax and financial reporting purposes are the same.

     ESOP: Employee Stock Option Plan

     LLC: Limited Liability Company

     * Variable rate security. Interest rate is as of December 31, 1999. Maturity date reflects the next rate change date.

     **   Pledged as collateral on Letter of Credit.

     *** Security is restricted as to resale to institutional investors, but has been deemed liquid in accordance with guidelines approved by the Board of Trustees.

     **** Illiquid security. The sale or disposition of such security would not be possible in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security. Currently, only 1.8% of the Funds's total investments constitute an illiquid security.

     ***** Assets of affiliates to the Money Market Portfolio held for the benefit of the Portfolio's Trustees in connection with the Trustee Deferred Compensation Plan.

See accompanying notes to financial statements.

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1999

                                                            INSTITUTIONAL
                                                                 FUND
Assets:
  Investment in corresponding portfolio at value              $872,197,952
  Receivable from investment adviser                               183,335
  Other assets                                                      41,371

Total Assets                                                   872,422,658

Liabilities:
  Dividends payable                                              4,134,632
  Accrued transfer agent and administrative fees                    82,656
  Accrued 12b-1 distribution fees                                   34,222
  Other accrued liabilities                                          2,409

Total Liabilities                                                4,253,919

Net Assets                                                     868,168,739

Net Assets:

  Capital                                                      868,168,739

Net Assets                                                    $868,168,739

  Capital Stock Outstanding (indefinite shares authorized,     868,168,739
    $0.10 par value)

  Net Asset Value, Offering and
    Redemption Price Per Share                                       $1.00


  See accompanying notes to financial statements.


                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1999

                                                            INSTITUTIONAL
                                                                 FUND
Net Investment Income from Corresponding Portfolio:
  Interest                                                     $50,652,619
  Expenses                                                      (1,761,642)

Total Net Investment Income from Corresponding Portfolio        48,890,977

Fund Expenses:
  Transfer agent fees                                              578,594
  Administrative fee                                               482,162
  Distribution plan                                                289,297
  Registration and filing fees                                      71,432
  Other expenses                                                    24,689
  Insurance                                                          5,387
  Printing                                                           2,849
  Audit fees                                                         2,139
  Amortization of organizational costs                               1,531
  Postage                                                            1,518
  Legal fees                                                           890

Total Expenses                                                   1,460,488

  Expenses reimbursed by investment adviser                       (854,127)

Net Expenses                                                       606,361

NET INVESTMENT INCOME                                           48,284,616

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $48,284,616


  See accompanying notes to financial statements

                       STATEMENT OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 1999

                                               Year Ended          Year Ended
                                                12/31/99            12/31/98
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
   Net investment income                       $48,284,616          $30,972,671
Net increase in net assets
  resulting from operations                    48,284,616           30,972,671

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net investment income                       (48,284,616)         (30,972,671)
  Net decrease in net assets resulting
    from dividends and distributions          (48,284,616)         (30,972,671)


CAPITAL TRANSACTIONS:
  Issued                                    5,636,817,728        3,426,758,647
  Reinvested                                    2,433,438            1,615,388
  Redeemed                                 (5,412,913,706)      (3,202,537,096)

Net increase in net assets resulting from
  capital share transactions                  226,337,460          225,836,939

TOTAL INCREASE IN NET ASSETS                  226,337,460          225,836,939

NET ASSETS - Beginning of period              641,831,279          415,994,340

NET ASSETS - End of period                   $868,168,739         $641,831,279

SHARE TRANSACTIONS:
  Issued                                    5,636,817,728        3,426,758,647
  Reinvested                                    2,433,438            1,615,388
  Redeemed                                 (5,412,913,706)      (3,202,537,096)

Change in shares                              226,337,460          225,836,939


  See accompanying notes to financial statements

FINANCIAL HIGHLIGHTS

                                                                       FOR THE YEAR ENDED DECEMBER 31,
                                                               1999       1998       1997     1996       1995


Net Asset Value, Beginning of Period                          $1.000     $1.000    $1.000    $1.000     $1.000

Income from Investment Operations
  Net investment income                                        0.050      0.054     0.054     0.053      0.059
  Total from investment operations                             0.050      0.054     0.054     0.053      0.059
Less Distributions
  Dividends from net investment income                        (0.050)    (0.054)   (0.054)   (0.053)    (0.059)
  Total distributions                                          (0.050)   (0.054)   (0.054)   (0.053)    (0.059)
Net Asset Value, End of Period                                $1.000     $1.000    $1.000    $1.000     $1.000
Total Return                                                    5.13%      5.49%    5.53%      5.43%     6.01%

Ratios/Supplementary Data
  Net assets, end of period ($000)                          $868,169    $641,831  $415,994  $232,142   $113,205
  Ratio of expenses to average net assets                       0.25%      0.24%    0.25%      0.25%     0.25%
  Ratio of net investment income to average net assets          5.01%      5.34%    5.41%      5.30%     5.87%
  Ratio of expenses to average net assets before
    waiver of fees (1)                                          0.45%      0.45%    0.47%      0.46%     0.55%
  Ratio of net investment income to average net assets
    before waiver of fees (1)                                   4.81%      5.13%    5.19%      5.09%     5.57%

(1) Ratio includes fees waived in corresponding portfolio.

  See accompanying notes to financial statements

THE INSTITUTIONAL FUND ANNUAL REPORT
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999


1.   ORGANIZATION

The Flex-Partners Trust (the "Trust") was organized in 1992 and is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust offers five series, and it is presently comprised of five separate funds. This report only contains the financial statements of the Institutional Fund. The Institutional Fund (the "Fund") invests all of its investable assets in a corresponding open-end management investment company (the "Portfolio") having the same investment objective as the Fund. The Fund, the Portfolio into which the Fund invests and the percentage of the Portfolio owned by the Fund is as follows:

                                                       PERCENTAGE OF PORTFOLIO
                                                       OWNED BY FUND AS OF
FUND                        PORTFOLIO                  DECEMBER 31, 1999
----                        ---------                  -----------------
Institutional Fund          Money Market Portfolio               79%

The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Fund.

2.   SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS

The Fund values its investment in the corresponding Portfolio at fair value. Valuation of securities held by the Portfolio is further described at Note 2 of the Portfolio's Notes to Financial Statements.

INCOME TAXES

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income and net capital gains to its shareholders. Therefore, no Federal income tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS

The Fund declares dividends from net investment income on a daily basis and pays such dividends on a monthly basis. The Fund distributes net capital gains, if any, on an annual basis.

Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Accordingly, timing differences relating to shareholder distributions are reflected in the components of net asets and permanent book and tax differences relating to shareholder distributions have been reclassified to capital.

ORGANIZATIONAL COSTS

The costs related to the organization of the Fund have been deferred and are being amortized by the Fund on a straight-line basis over a five-year period. As of December 31, 1999, all organizational costs have been fully amortized.

INVESTMENT INCOME & EXPENSES

The fund records daily its proportionate share of the Portfolio's income, expense, and realized and unrealized gains and losses. In addition, the fund accrues its own expenses. Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund's relative net assets or other appropriate basis.

3.   AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

R. Meeder & Associates (RMA), a wholly-owned subsidiary of Muirfield Investors, Inc. (MII), provides the Portfolio with investment management, research, statistical and advisory services.

Mutual Funds Service Co. ("MFSCo"), a wholly-owned subsidiary of MII, serves as stock transfer, dividend disbursing and shareholder services agent for the Fund. In compensation for such services, the Fund pays MFSCo an annual fee equal to the greater of $20 per active shareholder account or 0.06% of the Fund's average daily net assets. MFSCo is entitled to receive an annual minimum fee of $4,000 for the Fund.

MFSCo provides the Trust with certain administrative services. In compensation for such services, the Fund pays MFSCo an annual fee equal to 0.05% of the Fund's average daily net assets.

RMA has voluntarily agreed to reimburse the Fund for the amount by which annual expenses of the Fund including expenses allocated from its respective Portfolio (excluding interest, taxes, brokerage fees, and extraordinary expenses) exceed 0.26% of average daily net assets of the Fund. Prior to April 28, 1999, the annual expense limitation had been 0.25% of average daily net assets of the Fund. Such reimbursement is limited to the total of fees charged to the Fund by RMA and MFSCo.

Pursuant to Rule 12b-1 of the Act, the Fund has adopted a Distribution Plan (the "Plan"). Under the terms of the Plan, the Fund may incur certain expenses associated with the distribution of fund shares in amounts not to exceed 0.03% of the average daily net assets of the Fund on an annual basis.

Certain officers of the Fund and trustees of the Trust and the Portfolio are also officers or directors of MII, RMA and MFSCo.

INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Trustees
The Flex-Partners Trust

We have audited the accompanying statement of assets and liabilities of The Flex-Partners Trust-The Institutional Fund (Fund) as of December 31, 1999, and the related statement of operations, statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Flex-Partners Trust-The Institutional Fund at December 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.


KPMG LLP
Columbus, Ohio
February 11, 2000

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1999

                                                    MONEY
                                                   MARKET
                                                  PORTFOLIO

Assets:
  Investments, at market value*                 $932,127,735
  Repurchase agreements, at cost*                168,065,000
  Trustee deferred compensation investments,          33,332
    at market value
  Cash                                                     5
  Receivable from corresponding Fund               1,812,035
  Interest and dividend receivable                 4,430,043
  Prepaid/Other assets                                53,454

Total Assets                                   1,106,521,604


Liabilities:
  Payable for securities purchased                 2,106,643
  Payable for Trustee Deferred Compensation Plan      33,332
  Payable to investment adviser                      147,543
  Accrued audit fees                                  12,014
  Accrued custodian fees                              11,291
  Accrued fund accounting fees                        13,011
  Other accrued liabilities                            1,168

Total Liabilities                                  2,325,002

Net Assets                                     1,104,196,602

Net Assets:
  Capital                                      1,104,196,602

Net Assets                                     1,104,196,602

  *Securities at cost                          1,100,192,735


  See accompanying notes to financial statements

                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1999


                                           MONEY
                                           MARKET
                                         PORTFOLIO

NET INVESTMENT INCOME
  Interest                              $62,084,195

Total Investment Income                  62,084,195

Expenses:
  Investment advisory fees                3,103,028
  Accounting fees                           155,121
  Trustees fees and expenses                 29,340
  Audit fees                                 12,036
  Custodian fees                             78,426
  Other expenses                              7,474
  Legal fees                                    958
  Insurance                                 101,408

Total Expenses                            3,487,791

  Investment advisory fees waived        (1,331,007)

Total Net Expenses                        2,156,784

NET INVESTMENT INCOME                    59,927,411

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS              $59,927,411

  See accompanying notes to financial statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 1999


                                                    MONEY MARKET PORTFOLIO
                                                  Year Ended        Year Ended
                                                  12/31/99            12/31/99
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
  Net investment income                             $59,927,411     $40,566,858
Net increase in net assets
  resulting from operations                          59,927,411      40,566,858

TRANSACTIONS OF INVESTORS' BENEFICIAL INTERESTS:
  Contributions                                   6,273,721,231   3,894,846,315
  Withdrawals                                    (6,027,721,363) (3,724,162,497)
Net increase in net assets resulting from
  transactions of investors' beneficial interests   245,999,868     170,683,818

TOTAL INCREASE IN NET ASSETS                        305,927,279     211,250,676

NET ASSETS - Beginning of period                    798,269,323     587,018,647

NET ASSETS - End of period                       $1,104,196,602    $798,269,323

  See accompanying notes to financial statements


FINANCIAL HIGHLIGHTS

MONEY MARKET PORTFOLIO

                                                                      Year Ended December 31,
                                                     1999            1998            1997            1996         1995

   Net Assets, End of Period ($000)              $1,104,197        $798,269        $587,019        $352,930     $256,126
   Ratio of Expenses to Average Net Assets             0.18%          0.18%           0.18%           0.19%        0.21%
   Ratio of Net Investment Income to
      Average Net Assets                               5.07%          5.39%           5.47%           5.34%        5.87%
   Ratio of Expenses to Average Net Assets,
      before waiver of fees                            0.30%          0.30%           0.31%           0.33%        0.37%
   Ratio of Net Investment Income to Average
      Net Assets, before waiver of fees                4.95%          5.27%           5.34%           5.20%        5.70%


See accompanying notes to financial statements

INSTITUTIONAL FUND ANNUAL REPORT
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999


1.   ORGANIZATION

The Institutional Fund (the "Fund") invests all of its investable assets in a corresponding open-end management investment company (a "Portfolio") having the same investment objective as the Fund. The Portfolio is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio.

The investment objective of the Money Market Portfolio is to seek current income and stable net asset values through investment in a portfolio of money market instruments. The financial statements of the Funds are included elsewhere in this report.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

Money market securities held in the Portfolio are valued at amortized cost, which approximates market value.

REPURCHASE AGREEMENTS

The Portfolio may engage in repurchase agreement transactions whereby the Portfolio takes possession of an underlying debt instrument subject to an obligation of the seller to repurchase the instrument from the Portfolio and an obligation of the Portfolio to resell the instrument at an agreed upon price and term. At all times, the Portfolio maintains the value of collateral, including accrued interest, at least 100% of the amount of the repurchase agreement, plus accrued interest. If the seller defaults or the fair value of the collateral declines, realization of the collateral by the Portfolio may be delayed or limited.

DEFERRED TRUSTEE COMPENSATION

Under a Deferred Compensation Plan (the "Plan") non-interested Trustees may elect to defer receipt of a portion of their annual compensation. Under the Plan, deferred amounts are invested in the shares of the Flex-funds and Flex-Partners Funds. Deferred amounts remain in the Portfolios until distributed in accordance with the Plan.

LETTER OF CREDIT

The Portfolio has pledged as collateral a U.S. Government security, cash or other high-grade debt security solely for the benefit of ICI Mutual Insurance Co. for the Portfolio's fidelity bond coverage.

INCOME TAXES

The Portfolio will be treated as a partnership for Federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no Federal income tax provision is required.

SECURITIES TRANSACTIONS

The Portfolio records security transactions on the trade date. Interest income (including amortization of premium and accretion of discount) is recognized as earned.

3.   AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

R. Meeder & Associates (RMA), a wholly-owned subsidiary of Muirfield Investors, Inc. (MII), provides the Portfolio with investment management, research, statistical and advisory services. For such services the Portfolio pays monthly a fee at the following annual rates: 0.40% of average daily net assets up to $100 million and 0.25% of average daily net assets exceeding $100 million. During the year ended December 31, 1999, RMA voluntarily waived a portion of its investment advisory fees in the Portfolio.

Mutual Funds Service Co. ("MFSCo"), a wholly-owned subsidiary of MII, serves as accounting services agent for the Portfolio. In compensation for such services the Portfolio pays MFSCo an annual fee equal to the greater of:

     a. 0.15% of the first $10 million of average daily net assets, 0.10% of the next $20 million of average daily net assets, 0.02% of the next $50 million of average daily net assets, and 0.01% in excess of $80 million of average daily net assets,

     or

     b. $30,000.

Certain officers and trustees of the Portfolio are also officers or directors of MII, RMA and MFSCo.

4.   SECURITIES TRANSACTIONS

As of December 31, 1999, the aggregate cost basis of investments for Federal income tax purposes was $1,100,192,735.

INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Trustees of
The Money Market Portfolio:

We have audited the accompanying statement of assets and liabilities of the Money Market Portfolio (Portfolio), including the portfolio of investments, as of December 31, 1999, and the related statement of operations, statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of December 31, 1999, by confirmation with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market Portfolio at December 31, 1999, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.


KPMG LLP
Columbus, Ohio
February 11, 2000

                         MANAGER AND INVESTMENT ADVISER
                             R. Meeder & Associates
                              6000 Memorial Drive
                                 P.O. Box 7177
                               Dublin, Ohio 43017


                                BOARD OF TRUSTEES
                              Milton S. Bartholomew
                             Dr. Roger D. Blackwell
                                  James Didion
                               Charles Donabedian
                             Robert S. Meeder, Sr.
                             Robert S. Meeder, Jr.
                                Jack Nicklaus II
                                 Walter L. Ogle
                               Philip A. Voelker


                                   CUSTODIAN
                          Firstar Bank, N.A. Cincinnati
                             Cincinnati, Ohio 45201


                    TRANSFER AGENT DIVIDEND DISBURSING AGENT
                            Mutual Funds Service Co.
                              6000 Memorial Drive
                               Dublin, Ohio 43017


                                    AUDITORS
                                    KPMG LLP
                              Columbus, Ohio 43215

THE INSTITUTIONAL FUND
R. Meeder & Associates P.O. Box 7177, Dublin, OH 43017